Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2018	2017

Net operating loss carry forward (1)	$7,407	$7,482
Net capital loss carry forward (1)	$5,427	$5,899
Allowances and provisions	120	131
Intangible assets, net	(372)	(246)

	12,582	13,266

Valuation allowance (2)	$(12,582)	$(13,266)

Net deferred tax Liability	$-	$-

(1)	See Note 15b.

(2)	In years 2018 and 2017, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2018 was due to a decrease of net capital loss carry forward.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2018	2017	2016

Current	$19	$16	$7
Other	(60)	-	-

	$(41)	$16	$7

Domestic	$(44)	$9	$-
Foreign	3	7	7

	$(41)	$16	$7

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2018	2017	2016

Domestic	$877	$750	$366
Foreign	72	39	1

	$949	$789	$367